Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups

Financial information for the portion of the Blackwater business sold which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

	Years Ended December 31,
	2015	2014
	(in thousands)
Total revenues	$74	$474
Loss from discontinued operations, net of tax	(80)	(611)

Due to immateriality, we elected to not separately present the cash flows from operating, investing and financing activities related to the discontinued operations described above in our consolidated statements of cash flows.
Financial information for the Bakken Business which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

Year Ended December 31, 2014
(in thousands)
Total revenues	$7,865
Net loss from discontinued operations, including loss on disposal of $7,288	(9,608)

Blackwater
Financial information for the Mid-Continent Business which is included in Loss from discontinued operations, net of tax in the consolidated statement of operations is summarized below:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Revenues
Total revenues	$11,495	$429,784	$967,480
Costs and Expenses
Costs of sales	11,687	426,886	961,428
Direct operating expenses	203	2,269	2,866
Loss on impairment of goodwill and assets held for sale	—	12,909	—
Depreciation, amortization and accretion	211	2,281	2,258
(Gain) loss on sale of assets, net	(114)	119	229
Total expenses	11,987	444,464	966,781

Operating (loss) income	(492)	(14,680)	699

Other income (expense)	(47)	(271)	(366)
(Loss) income from discontinued operations before income tax expense	(539)	(14,951)	333

Income tax expense	—	—	—
Net (loss) income from discontinued operations	$(539)	$(14,951)	$333